Pension And Other Postretirement Benefits (Schedule Of Expected Benefit Payments) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2013
Postretirement Benefits [Member]
December 31, 2014	$ 1,625,527
December 31, 2015	1,384,986
December 31, 2016	1,450,772
December 31, 2017	1,511,255
December 31, 2018	1,554,208
Five fiscal years ending December 31, 2023	$ 8,011,869